General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - General and Administrative Expense [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of General and Administrative Expenses [Line Items]
Employee compensation and benefits	$ 386,841	$ 207,833
Travel and communication expenses	23,377	31,916
Rent and utilities	122,369	30,454
Consulting fees	453,535	682,558
Insurance	10,217	13,680
Depreciation and amortization expenses	63,265	51,636
Sales tax	8,148	36,158
Entertainment	8,640	18,383
Office and miscellaneous	76,676	95,556
Total	$ 1,153,066	$ 1,168,174